Business disposal	12 Months Ended
Dec. 31, 2021
Business disposal
Business disposals

14Business disposal

On October 31, 2021, the Group disposed of 100% of the share capital of Vertical Advanced Engineering Ltd for nominal consideration. The net assets of Vertical Advanced Engineering Ltd were £102 thousand as at this date.